Leases (The Group as a lessor) (Maturity analysis of operating lease payments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [line items]
Rental income recognised by the Group	¥ 86,000	¥ 140,000
Undiscounted lease payments receivable by the Group	22,080	155,941
Within 1 year
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	11,652	28,143
Between 1 to 2 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	3,701	27,867
Between 2 to 3 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	2,161	27,695
After 3 years but within 4 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	1,021	27,617
After 4 years but within 5 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	525	27,645
After 5 years
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	¥ 3,020	¥ 16,974